THE VANTAGEPOINT FUNDS

Growth Fund

Supplement dated July 6, 2015 to the Prospectus dated May 1, 2015, as supplemented

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

At a meeting held on June 19, 2015, the Board of Directors of The Vantagepoint Funds, on the recommendation of Vantagepoint Investment Advisers, LLC (“VIA”), approved the termination of Atlanta Capital Management Company, LLC (“Atlanta Capital”) as a subadviser to the Vantagepoint Growth Fund (“Growth Fund”). Effective at the close of business on July 2, 2015, Atlanta Capital ceased managing assets of the Growth Fund. VIA allocated those assets previously managed by Atlanta Capital to certain of the Growth Fund’s other subadvisers.

As a result of this change, the information referring to Atlanta Capital on pages 20, 124 and 125 of the Prospectus is hereby deleted.

Please retain this supplement for future reference.

SUPP-363-201507-1664

THE VANTAGEPOINT FUNDS

Growth Fund

Supplement dated July 6, 2015 to the Statement of Additional Information dated May 1, 2015

This supplement changes the disclosure in the Statement of Additional Information (“SAI”) and provides new information that should be read together with the SAI and any supplements thereto.

At a meeting held on June 19, 2015, the Board of Directors of The Vantagepoint Funds, on the recommendation of Vantagepoint Investment Advisers, LLC (“VIA”), approved the termination of Atlanta Capital Management Company, LLC (“Atlanta Capital”) as a subadviser to the Vantagepoint Growth Fund (“Growth Fund”). Effective at the close of business on July 2, 2015, Atlanta Capital ceased managing assets of the Growth Fund. VIA allocated those assets previously managed by Atlanta Capital to certain of the Growth Fund’s other subadvisers.

As a result of this change, the information referring to Atlanta Capital on pages 73 and 98-100 of the SAI is hereby deleted. In addition, the following sentence should be added to footnote 10 regarding the Growth Fund on page 82 of the SAI:

Atlanta Capital Management Company, LLC (“Atlanta Capital”) ceased managing assets of the Growth Fund at the close of business on July 2, 2015.

Please retain this supplement for future reference.